DISTRIBUTION TO SHAREHOLDERS (Details) (USD $)	0 Months Ended		12 Months Ended
	Dec. 27, 2012	Sep. 29, 2010	Feb. 28, 2013	Feb. 28, 2011	Oct. 19, 2012
DISTRIBUTION TO SHAREHOLDERS
Cash dividend declared		$ 30,000,000
Cash dividend declared (in dollars per share)					$ 0.25
Cash dividend paid	$ 39,030,038		$ 39,030,038	$ 30,000,000